Marketable Securities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Marketable Securities
Gross unrealized losses on marketable securities (pre-tax)	$ 6	$ 12
Gross unrealized gains on marketable securities (pre-tax)	3	3
Percentage of interests in auction rate securities to portfolio, maximum (as a percent)	1.00%
Estimated fair value of auction-rate securities	7	4
Gross unrealized losses (pre-tax) within accumulated other comprehensive income related to auction rate securities	6	9
Minimum period that auction rate securities have been in a loss position	12 months
Pre-determined intervals during which liquidity for auction rate securities is typically provided 1	7 days
Pre-determined intervals during which liquidity for auction rate securities is typically provided 2	28 days
Pre-determined intervals during which liquidity for auction rate securities is typically provided 3	35 days
Pre-determined intervals during which liquidity for auction rate securities is typically provided 4	90 days
Estimated fair value of current plus long term asset backed securities	$ 1,228